MINING MACHINES, NET	12 Months Ended
Dec. 31, 2024
MINING MACHINES, NET
MINING MACHINES, NET

8.MINING MACHINES, NET

Mining machines consist of the following:

As of December 31,
2024
Mining machines	254,346,496
Less: accumulated depreciation	(11,539,783)
Mining machines, net	242,806,713

Depreciation expense, for the year ended December 31, 2024, was US$11,539,783.

In November 2024, the Company entered into agreements with a seller to purchase mining machines that produces an aggregate hash rate of 32 EH for a total of approximately US$254 million. The Company has obtained control of these mining machines and the transaction was closed in November 2024.